Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Central Index Key	0001635295
Amendment Flag	false
Document Creation Date	Oct. 31, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Nov. 01, 2017
BNY Mellon Insight Broad Opportunities Fund | Class A
Prospectus:
Trading Symbol	DIOAX
BNY Mellon Insight Broad Opportunities Fund | Class C
Prospectus:
Trading Symbol	DIOCX
BNY Mellon Insight Broad Opportunities Fund | Class I
Prospectus:
Trading Symbol	DIOIX
BNY Mellon Insight Broad Opportunities Fund | Class Y
Prospectus:
Trading Symbol	DIOYX